Condensed Statements of Operations and Comprehensive Loss of Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Revenues	$ 46,906	¥ 326,552	¥ 431,247	¥ 469,533
Cost of revenues	(11,112)	(77,361)	(100,867)	(94,640)
Gross profit	35,794	249,191	330,380	374,893
Operating expenses:
Sales and marketing expenses	(20,742)	(144,401)	(166,176)	(192,413)
Research and development expenses	(46,022)	(320,402)	(533,586)	(257,921)
General and administrative expenses	(45,915)	(319,653)	(182,289)	(143,743)
Total operating expenses	(112,679)	(784,456)	(882,051)	(594,077)
Loss from operations	(76,885)	(535,265)	(551,671)	(219,184)
Net loss	(77,119)	(536,889)	(522,545)	(239,124)
Net loss attributable to Gridsum's ordinary shareholders		(537,929)	(521,325)	(238,996)
Comprehensive loss	(77,609)	(540,291)	(526,282)	(259,448)
Gridsum Holding Inc.
Operating expenses:
General and administrative expenses	(408)	(2,839)	(53)	(872)
Total operating expenses	(408)	(2,839)	(53)	(872)
Loss from operations	(408)	(2,839)	(53)	(872)
Loss from subsidiaries and VIEs	(76,861)	(535,090)	(521,272)	(238,124)
Net loss	(77,269)	(537,929)	(521,325)	(238,996)
Net loss attributable to Gridsum's ordinary shareholders	(77,269)	(537,929)	(521,325)	(238,996)
Comprehensive loss	$ (77,459)	¥ (539,251)	¥ (527,502)	¥ (259,576)